Stockholders’ Equity	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 12 - Stockholders’ Equity

Convertible Preferred Stock, Series A

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”) have been designated. Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote. The Company shall reserve and keep available out of its authorized but unissued shares of Common Stock such number of shares sufficient to effect the conversions.

Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties (2016)

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s CEO at $0.001 per share for total proceeds of $1,000.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.001 per share for total proceeds of $1,000.

Common Stock

The Company has one billion authorized shares of $0.00001 par value Common Stock, as increased pursuant to an amendment to the articles of incorporation on February 9, 2016.

Securities Purchase Agreement (2017)

On March 30, 2017, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) by and between the Company and each of The Special Equities Group, LLC, RDW Capital LLC, and DiamondRock, LLC (each a “Purchaser” and collectively, the “Purchasers”) to sell our common stock and warrants at a fixed price. Pursuant to the Purchase Agreement, we received from the Purchasers an aggregate of $300,000, net of $15,000 of offering costs, in exchange for 40,000,002 shares of our common stock, warrants to purchase up to 40,000,002 shares of our common stock at an exercise price of $0.03 (“Series A Warrants”) and warrants to purchase up to 40,000,002 shares or our common stock at an exercise price of $0.05 (“Series B Warrants”). Both the Series A Warrants and Series B Warrants issued pursuant to the Purchase Agreement are exercisable immediately upon receipt and have a term of three years. In addition, the Purchaser is entitled to a one-time price reset on the purchase price of the common stock of each tranche to the lower of (i) $0.02 or (ii) a 50% discount to the average of the three lowest closing prices in the 20 trading days prior to the reset date, which is the earlier of (i) the 7 month anniversary of the closing of each tranche of this transaction or (ii) 20 trading days after the effectiveness of each tranche. The embedded value in this reset provision is disclosed further in Note 10.

On May 30, 2017, the Purchasers bought additional shares of our common stock and warrants for $150,000 (the “Second Closing”), in exchange for 30,303,033 shares of our common stock, warrants to purchase up to 30,303,033 shares of our common stock at an exercise price of $0.03 (“Series A Warrants”) and warrants to purchase up to 30,303,033 shares or our common stock at an exercise price of $0.05 (“Series B Warrants”). Both the Series A Warrants and Series B Warrants issued pursuant to the Purchase Agreement are exercisable immediately upon receipt and have a term of three years.

The per share purchase price of the Second Closing was the lesser of (i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale. The total number of shares to be sold in the Second Closing were determined by dividing the total purchase amount of each closing (i.e., $150,000) by the per share purchase price.

The Purchase Agreement limits each Purchaser to beneficial ownership of our common stock of no more than 9.99%. The Purchasers also have certain anti-dilution rights in the Purchase Agreement for a period of 12 months. These rights allow the Purchasers to exchange their shares of common stock received pursuant to the Purchase Agreement for additional shares on the same terms and conditions of a subsequent financing.

On August 8, 2017, the Company and each of the three Purchasers also entered into exchange agreements whereby the Purchasers exchanged (i) the 13,333,334 Series A Warrants purchased in the First Closing, (ii) the 13,333,334 Series B Warrants purchased in the First Closing, and (iii) the 10,101,011 shares of common stock purchased in the Second Closing (the “Exchange Securities”) for a $50,000 convertible note (aggregate $150,000) issued by the Company, bearing interest at 8% interest and maturing on November 30, 2017. The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.

Registration Rights Agreement (2017)

On March 30, 2017, we entered into a Registration Rights Agreement with the Purchasers in connection with the Purchase Agreement. In the Registration Rights Agreement, we agreed to prepare and file a registration statement with the Securities and Exchange Commission covering the resale of all of the shares of common stock sold to the Purchasers and the shares issuable upon exercise of the Series A Warrants and Series B Warrants. We agreed to file an initial registration statement as promptly as possible and have it declared effective no later than June 28, 2017 (or July 28, 2017 if the registration statement was reviewed by the Securities and Exchange Commission) and keep it continuously effective until the securities are sold or may be sold under Rule 144 of the Securities Act without volume or manner-of-sale restrictions. If all of the securities cannot be registered on one registration statement, we agreed to file subsequent registration statements to register the remaining securities as promptly as allowed. The registration statement was subsequently withdrawn on July 24, 2017 and the Purchase Agreement was amended on August 8, 2017 to change the terms of the third closing to an aggregate of $150,000 of convertible notes, bearing interest at 8%, convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.

Common Stock Issuances for Debt Conversions (2017)

On various dates between October 31, 2017 and December 26, 2017, the Company issued a total of 57,193,766 shares of common stock pursuant to the conversion of an aggregate of $100,000 of principal, among the First and Second RDW, SEG and Diamond Rock Notes. The notes were converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On various dates between January 10, 2017 and March 13, 2017, the Company issued a total of 142,148,242 shares of common stock pursuant to the conversion of an aggregate of $323,197, consisting of $302,480 of principal and $20,717 of interest, among the Second, Fifth and Seventh Redwood Notes. The notes were converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Debt Conversions (2016)

On various dates between April 6, 2016 and December 22, 2016, the Company issued a total of 152,837,041 shares of common stock pursuant to the conversion of an aggregate of $675,494, consisting of $653,771 of principal and $21,723 of interest, among the Seven Redwood Notes. The notes were converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 19, 2016, the Company issued 3,159,944 shares of common stock pursuant to the conversion of $10,238 of principal on the First JMJ Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 11, 2016, the Company issued 2,800,000 shares of common stock pursuant to the conversion of $9,744 of principal on the First JMJ Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 17, 2016, the Company issued 4,400,000 shares of common stock pursuant to the conversion of $29,040 of principal on the First JMJ Financial Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 2, 2016, the Company issued 2,000,000 shares of common stock pursuant to the conversion of $13,200 of principal on the First JMJ Financial Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances on Stock Purchase Agreement (2017)

On February 13, 2017, the Company drew down $8,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 2,000,000 shares of common stock pursuant to the Seventh Put Notice.

On January 10, 2017, the Company drew down $10,323 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 3,147,110 shares of common stock pursuant to the Sixth Put Notice.

Common Stock Issuances on Stock Purchase Agreement (2016)

On December 13, 2016, the Company drew down $25,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 6,250,000 shares of common stock pursuant to the Fifth Put Notice.

On November 22, 2016, the Company drew down $25,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 6,377,551 shares of common stock pursuant to the Fourth Put Notice.

On November 8, 2016, the Company drew down $25,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 6,097,561 shares of common stock pursuant to the Third Put Notice.

On August 12, 2016, the Company drew down $39,520 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 5,200,000 shares of common stock pursuant to the Second Put Notice.

On July 21, 2016, the Company drew down $29,000 on their Stock Purchase Agreement entered into on May 27, 2016, with Redwood and issued 4,027,778 shares of common stock pursuant to the First Put Notice.

Common Stock Issuances for Exercise of Common Stock Warrants (2017)

On November 22, 2016, the Company issued 7,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $70.

Common Stock Issuances for Exercise of Common Stock Warrants (2016)

On December 23, 2016, the Company issued 6,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $60.

On December 23, 2016, the Company issued 6,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.00001 per share for total proceeds of $60.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $40.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.00001 per share for total proceeds of $40.

On February 10, 2016, the Company issued 2,248,846 shares of common stock pursuant to the cashless exercise of 2,250,000 warrants by the Company’s securities attorney at $0.00001 per share.

Common Stock Issuances for Debt Financing (2016)

On February 10, 2016, the Company issued 600,000 shares of our common stock to a third-party for services rendered in connection with our recent financing transactions with Redwood Fund III, Ltd. The total fair value of the common stock was $9,600 based on the closing price of the Company’s common stock on the date of grant.

On February 10, 2016, the Company issued 2,400,000 shares of our common stock to a third-party for services rendered in connection with our recent financing transactions with Redwood Fund III, Ltd. The total fair value of the common stock was $38,400 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issuances for Settlement of Accounts Payments, Related Party (2016)

On March 28, 2016, upon the resignation of Richard Najarian as one of the members of our Board of Directors, the Company issued 600,000 shares of common stock to Mr. Najarian in settlement of $13,765 of outstanding expense reimbursements. The total fair value of the common stock was $9,120 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issuances for Services (2017)

On December 6, 2017, we agreed to issue a total of 136,470,585 shares of our common stock to The Special Equities Group, LLC, RDW Capital, LLC and DiamondRock, LLC as compensation, of which a total of 72,794,907 shares were issued immediately with an aggregate fair value of $313,018 based on the closing price of the Company’s common stock on the date of grant, and the other 63,675,678 shares were subsequently issued on various dates between January 17, 2018 and February 13, 2018. The aggregate fair value of the shares issued subsequent to December 31, 2017 was $273,805.

On August 25, 2017, we agreed to issue 9,000,000 shares of our common stock to a third-party for consulting services rendered. The shares were subsequently issued on December 1, 2017. The total fair value of the common stock was $84,600 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issuances for Services (2016)

On November 14, 2016, we issued 2,626,867 shares of our common stock to a third-party for legal services rendered. The total fair value of the common stock was $11,821 based on the closing price of the Company’s common stock on the date of grant.

On February 12, 2016, we issued 600,000 shares of our common stock to a third-party for services rendered in connection with our recent financing transactions. The total fair value of the common stock was $10,800 based on the closing price of the Company’s common stock on the date of grant.